GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
General and Administrative Expense
Schedule of General and Administrative Expense

($ thousands)	2016	2015	2014
General and administrative expense	$59,773	$81,312	$83,493
Share-based compensation expense	26,546	22,558	21,548
General and administrative expense	$86,319	$103,870	$105,041